Trade and other receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Trade receivables
- Non-related parties	454,398	461,497
	454,398	461,497
Non-trade receivables
- Advance payment to suppliers	329,597	329,597
- Amount due from a director	-	-
- Deposits	169,737	46,035
- Goods and services tax recoverable	-	184
- Prepayments	32,219	195,209
	531,553	571,025

	985,951	1,032,522

	2023	2022
	US$	US$
Trade receivables
- Non-related parties	461,497	389,648
	461,497	389,648
Non-trade receivables
- Advance payment to suppliers	329,597	337,488
- Deposits	46,035	59,857
- Goods and services tax recoverable	184	2,294
- Prepayments	195,209	25,841
	571,025	425,480

	1,032,522	815,128

Schedule of components of trade receivables aging
	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Less than 30 days	32,438	44,543
30 to 90 days	93,230	15,214
	125,668	59,757

	2023	2022
	US$	US$
Less than 30 days	44,543	22,473
30 to 90 days	15,214	1,895
More than 90 days	-	2,117
	59,757	26,485